Allowance for Credit Losses and Credit Quality - Investment in Legacy and Acquired Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses
Total Loans	$ 22,519,815	$ 20,078,181
Commercial Loans
Financing Receivable, Allowance for Credit Losses
Total Loans	15,125,322	14,073,297
Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Total Loans	1,196,366	1,240,396
Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Total Loans	2,395,822	2,375,321
Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Total Loans	5,796,117	5,322,513
Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Total Loans	5,737,017	5,135,067
Residential and Consumer Portfolio
Financing Receivable, Allowance for Credit Losses
Current	7,270,042	5,857,746
30 or more days past due	124,451	147,138
Total Loans	7,394,493	6,004,884
Residential Mortgage | Residential mortgage
Financing Receivable, Allowance for Credit Losses
Current	4,290,152	2,962,043
30 or more days past due	69,004	94,309
Total Loans	4,359,156	3,056,352
Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Allowance for Credit Losses
Current	2,258,659	2,250,205
30 or more days past due	46,035	42,070
Total Loans	2,304,694	2,292,275
Consumer and Other Loans | Consumer - Other
Financing Receivable, Allowance for Credit Losses
Current	721,231	645,498
30 or more days past due	9,412	10,759
Total Loans	730,643	656,257
Pass | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	14,785,998	13,564,833
Pass | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	1,182,554	1,189,490
Pass | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	2,328,999	2,234,151
Pass | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	5,687,963	5,258,638
Pass | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	5,586,482	4,882,554
Special Mention | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	157,229	209,925
Special Mention | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	1,062	20,351
Special Mention | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	25,526	82,114
Special Mention | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	78,009	19,311
Special Mention | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	52,632	88,149
Substandard | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	154,402	258,794
Substandard | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	12,740	30,541
Substandard | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	41,297	56,590
Substandard | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	26,512	42,702
Substandard | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	73,853	128,961
Doubtful | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	27,693	39,627
Doubtful | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	10	14
Doubtful | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	0	2,466
Doubtful | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	3,633	1,744
Doubtful | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable	$ 24,050	35,403
Loss | Commercial Loans
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable		118
Loss | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable		0
Loss | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable		0
Loss | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable		118
Loss | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Gross loans and leases receivable		$ 0